Accrued liabilities and other liabilities - Schedule of Product Warranty Liability (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities and Other Liabilities
Accrued warranty-beginning of year	¥ 18,026	¥ 0
Accrual for warranties issued during the year	12,742	28,826
Warranty claims paid	(7,843)	(10,800)
Warranty expired	(10,972)
Accrued warranty-end of year	¥ 11,953	¥ 18,026